Investment Strategy - GraniteShares Autocallable SPCX ETF	Aug. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of common stock of Space Exploration Technologies Corp. (Nasdaq: SPCX) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties; (7) money market funds; cash and cash equivalents; and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term LiquidBox ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective

The Fund’s investment objective has been adopted as a non-fundamental investment policy and therefore The Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature

Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature

Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocall Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made

Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A Final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome

Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55)

		ð	A $1 coupon is paid

Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55)

		ð	A $1 coupon is paid

Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($40)

		ð	A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome

Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55)

		ð	A $1 coupon is paid

Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocall Barrier ($55)

		ð	A $1 coupon is paid

		ð	The autocallable matures

Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome

Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55)

		ð	No coupon payment is made

		ð	The product is not terminated

Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55)

		ð	No coupon payment is made

		ð	The product is not terminated

Month 3	$32 (-36%)	The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

		ð	No coupon payment is made

		ð	Exposure to the full downside performance of the Underlying

Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving at the beginning of each month an average tenor ranging between 12 and 24 months. The other parameters will be market dependent and determined with the aim of supporting the Fund monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset

Currency Denomination	US dollar

Tenor (Maturity)	Between 1 month and 48 months

Non-Callable Period	Between 0 to 12 months

Autocallable Barrier [1]	Between 95% and 105%

Coupon Barrier [1]	Between 50% and 95%

Maturity Barrier [1]	Between 50% and 95%

Coupon Frequency	Monthly or quarterly

Callability Frequency	Monthly or quarterly

Call Feature	Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon	The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection	If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the aerospace and defense industry.

Space Exploration Technologies Corp. (the Company) designs, manufactures, and launches advanced rockets and spacecraft. The Company also develops and operates the Starlink satellite constellation and builds artificial intelligence tools (xAI). The Company is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by the Company pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-297970 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding the Company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Space Exploration Technologies Corp. (Nasdaq: SPCX). Space Exploration Technologies Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by or on behalf of Space Exploration Technologies Corp. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Space Exploration Technologies Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.